INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 94.9%

SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------
Advertising -- 2.7%
------------------------------------------------------------------------
Catalina Marketing Corp.(1)                     10,000      $    643,750
Omnicom Group, Inc.                             16,000         1,060,000
Young and Rubicam, Inc.(1)                       3,000           113,250
------------------------------------------------------------------------
                                                            $  1,817,000
------------------------------------------------------------------------
Biotechnology -- 1.0%
------------------------------------------------------------------------
Transkaryotic Therapies, Inc.(1)(2)             22,000      $    643,500
------------------------------------------------------------------------
                                                            $    643,500
------------------------------------------------------------------------
Broadcasting and Cable -- 14.6%
------------------------------------------------------------------------
Cable and Wireless Communications(1)(2)        100,000      $  1,179,505
CD Radio, Inc.(1)                               30,000           652,500
Clear Channel Communications, Inc.(1)           10,000           600,000
Comcast Corp., Class A                          11,000           780,313
Cox Communications, Inc., Class A(1)            11,000           778,250
Fox Entertainment Group, Inc.(1)                25,000           650,000
Infinity Broadasting Corp.(1)                   10,000           237,500
Liberty Media Group, Class A(1)                  2,000           107,750
MediaOne Group, Inc.(1)                         27,000         1,471,500
Mediaset Spa(2)                                140,000         1,325,263
Telewest Communications PLC(1)(2)               50,000           217,804
TV Francaise(2)                                  6,100         1,092,537
Univision Communications, Inc.(1)               17,000           692,750
------------------------------------------------------------------------
                                                            $  9,785,672
------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.7%
------------------------------------------------------------------------
Half (Robert) International, Inc.(1)            14,000      $    504,000
Secom Co. Ltd.(2)                               17,000         1,318,096
------------------------------------------------------------------------
                                                            $  1,822,096
------------------------------------------------------------------------
Chemicals -- 1.2%
------------------------------------------------------------------------
Shin-Etsu Chemical Co.(2)                       35,000      $    819,127
------------------------------------------------------------------------
                                                            $    819,127
------------------------------------------------------------------------
SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------

Communications Equipment -- 1.2%
------------------------------------------------------------------------
Cisco Systems, Inc.(1)                           4,000      $    391,250
Qualcom, Inc.(1)                                 6,000           438,000
------------------------------------------------------------------------
                                                            $    829,250
------------------------------------------------------------------------
Communications Services -- 21.9%
------------------------------------------------------------------------
3Com Corp.(1)                                   10,000      $    314,375
Ameritech Corp.                                  7,000           457,625
BCE, Inc.                                       10,000           404,375
Bezeq(1)(2)                                    250,000           873,314
British Telecommunications PLC(2)              125,000         2,163,025
City Telecom (HK) Ltd.(2)                    2,000,000           131,652
Energis(1)(2)                                   40,000           960,900
Estonian Telecom Ltd., GDR(1)(2)                10,100           214,625
GTE Corp.                                       15,000           973,125
Nippon Telegraph and Telephone
Corp.(1)(2)                                        130         1,070,337
NTT Mobile Communication Network,
Inc.(2)                                            200           811,550
Okinawa Cellular Telephone Co.(2)                  100           715,579
Panafon Hellenic Registered S GDS(1)(2)         25,500           813,450
SBC Communications, Inc.                        20,000         1,057,500
Sprint Corp.                                    14,000         1,201,375
Telecom Italia Spa(2)                          250,000         1,696,547
Videsh Sanchar Nigam Ltd., GDR(1)(2)            40,000           383,000
Videsh Sanchar Nigam Ltd., GDR(2)               50,000           478,750
------------------------------------------------------------------------
                                                            $ 14,721,104
------------------------------------------------------------------------
Computer Software -- 5.9%
------------------------------------------------------------------------
BMC Software, Inc.(1)                           10,000      $    408,750
Computer Associates International, Inc.         13,000           546,000
Documentum, Inc.(1)                             30,000           641,250
DST Systems, Inc.(1)                             5,000           271,250
Misys PLC(2)                                   105,000         1,004,741
Network Associates, Inc.(1)                     10,000           470,000
Oracle Corp.(2)                                 10,000           558,750
Seagull Holding NV(1)(2)                         1,000            16,097
Sendit AB(1)(2)                                  3,600            70,355
------------------------------------------------------------------------
                                                            $  3,987,193
------------------------------------------------------------------------
Computers and Business Equipment -- 5.2%
------------------------------------------------------------------------
EMC Corp.(1)                                     2,000      $    204,750
Lexmark International Group, Inc.(1)            12,000         1,238,250

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------

Computers and Business Equipment (continued)
------------------------------------------------------------------------
NEC Corp.(2)                                    70,000      $    705,981
Xerox Corp.                                     24,000         1,324,500
------------------------------------------------------------------------
                                                            $  3,473,481
------------------------------------------------------------------------
Electrical Equipment -- 0.9%
------------------------------------------------------------------------
Hitachi Ltd.(2)                                100,000      $    631,393
------------------------------------------------------------------------
                                                            $    631,393
------------------------------------------------------------------------
Electronics -- 2.7%
------------------------------------------------------------------------
C. Uyemura & Co. Ltd.(2)                        20,000      $    626,342
Nikon Corp.(2)                                  75,000         1,048,112
S.O.I.T.E.C.(2)                                  5,000           131,856
------------------------------------------------------------------------
                                                            $  1,806,310
------------------------------------------------------------------------
Electronics - Instruments -- 3.0%
------------------------------------------------------------------------
Avimo Group Ltd.(2)                            400,000      $    571,196
Dae Duck Electronics, Co.(2)                        99             7,121
Elec and Eltek International Holdings
Ltd.(2)                                      3,750,000           716,342
Toshiba Corp.(2)                               110,000           681,568
------------------------------------------------------------------------
                                                            $  1,976,227
------------------------------------------------------------------------
Electronics - Semiconductors -- 1.7%
------------------------------------------------------------------------
Analog Devices, Inc.(1)                         25,000      $    626,563
Samsung Electronics(1)(2)                        1,458           102,721
Winbond Electronics Corp. GDR(1)(2)             32,000           433,600
------------------------------------------------------------------------
                                                            $  1,162,884
------------------------------------------------------------------------
Entertainment -- 0.6%
------------------------------------------------------------------------
Time Warner, Inc.                                6,000      $    387,000
------------------------------------------------------------------------
                                                            $    387,000
------------------------------------------------------------------------
Entertainment and Leisure -- 1.4%
------------------------------------------------------------------------
Mattel, Inc.                                    35,000      $    923,125
------------------------------------------------------------------------
                                                            $    923,125
------------------------------------------------------------------------
Information Services -- 8.8%
------------------------------------------------------------------------
Acxiom Corp.(1)                                 45,000      $  1,077,188
Automatic Data Processing, Inc.                 26,000         1,033,500
Azlan Group PLC(1)(2)                          800,000           698,254

SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------

Information Services (continued)
------------------------------------------------------------------------
Computer Sciences Corp.                         10,000      $    666,250
Forsoft Ltd.(1)                                 23,000           219,938
Gartner Group, Inc., Class A(1)                 38,000           852,625
SunGard Data Systems, Inc.(1)                   35,000         1,386,875
------------------------------------------------------------------------
                                                            $  5,934,630
------------------------------------------------------------------------
Investment Services -- 0.4%
------------------------------------------------------------------------
E*Trade Group, Inc.(1)                           2,000      $     91,750
Schwab (Charles) and Co., Inc.                   2,000           149,125
------------------------------------------------------------------------
                                                            $    240,875
------------------------------------------------------------------------
Medical Products -- 1.0%
------------------------------------------------------------------------
Respironics, Inc.(1)                            50,000      $    640,625
------------------------------------------------------------------------
                                                            $    640,625
------------------------------------------------------------------------
Miscellaneous -- 1.5%
------------------------------------------------------------------------
Sepracor, Inc.(1)                                8,000      $    998,000
------------------------------------------------------------------------
                                                            $    998,000
------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
------------------------------------------------------------------------
Input/Output, Inc.(1)                          100,000      $    562,500
------------------------------------------------------------------------
                                                            $    562,500
------------------------------------------------------------------------
Printing and Business Products -- 2.0%
------------------------------------------------------------------------
Valassis Communications, Inc.(1)                28,000      $  1,344,000
------------------------------------------------------------------------
                                                            $  1,344,000
------------------------------------------------------------------------
Publishing -- 11.4%
------------------------------------------------------------------------
Central Newspapers, Inc., Class A               10,000      $    350,000
McGraw-Hill Companies, Inc. (The)                3,000           328,313
Mirror Group PLC(2)                            400,000         1,242,764
New York Times Co.                              15,000           465,000
News Corp. Ltd.(2)                             150,636         1,054,505
Pearson PLC(2)                                 105,000         2,305,438
South China Morning Post (Holdings)
Ltd.(2)                                      1,500,000           643,739
Springer Alex Verlag AG(2)                       1,128         1,239,446
------------------------------------------------------------------------
                                                            $  7,629,205
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                    SHARES          VALUE
------------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.6%
------------------------------------------------------------------------
Millipore Corp.                                 15,000      $    418,125
------------------------------------------------------------------------
                                                            $    418,125
------------------------------------------------------------------------
Telephone Utilities -- 1.7%
------------------------------------------------------------------------
Securicor PLC(2)                               125,000      $  1,168,094
------------------------------------------------------------------------
                                                            $  1,168,094
------------------------------------------------------------------------
Total Common Stocks
   (identified cost $49,248,687)                            $ 63,721,416
------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 5.7%


                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000 OMITTED)     VALUE
------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.70%,
3/1/99                                    $      3,808      $  3,808,000
------------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $3,808,000)                             $  3,808,000
------------------------------------------------------------------------
Total Investments -- 100.6%
   (identified cost $53,056,687)                            $ 67,529,416
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.6)%                    $   (373,167)
------------------------------------------------------------------------
Net Assets -- 100%                                          $ 67,156,249
------------------------------------------------------------------------

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
(1)  Non-income producing security.
(2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $53,056,687)                           $ 67,529,416
Cash                                             1,839
Receivable for investments sold                892,078
Dividends and interest receivable               11,900
Deferred organization expenses                   2,106
------------------------------------------------------
TOTAL ASSETS                              $ 68,437,339
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,250,464
Payable to affiliate for Trustees' fees          1,491
Other accrued expenses                          29,135
------------------------------------------------------
TOTAL LIABILITIES                         $  1,281,090
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 67,156,249
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 52,699,780
Net unrealized appreciation (computed on
   the basis of identified cost)            14,456,469
------------------------------------------------------
TOTAL                                     $ 67,156,249
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $6,686)  $    119,988
Interest                                       109,289
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    229,277
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    225,056
Administration fee                              74,938
Trustees fees and expenses                      16,736
Custodian fee                                   91,486
Legal and accounting services                   12,713
Amortization of organization expenses              609
Miscellaneous                                      630
------------------------------------------------------
TOTAL EXPENSES                            $    422,168
------------------------------------------------------

NET INVESTMENT LOSS                       $   (192,891)
------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  2,714,865
   Foreign currency transactions and
      forward foreign currency exchange
      contracts                                (30,318)
------------------------------------------------------
NET REALIZED GAIN                         $  2,684,547
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 11,954,972
   Foreign currency                            (11,556)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 11,943,416
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 14,627,963
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 14,435,072
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment income (loss)               $     (192,891)     $       4,607
   Net realized gain                               2,684,547          5,870,256
   Net change in unrealized appreciation
      (depreciation)                              11,943,416         (4,219,530)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $   14,435,072      $   1,655,333
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $    7,750,585      $  23,294,915
   Withdrawals                                    (8,585,755)       (22,767,845)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                  $     (835,170)     $     527,070
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                    $   13,599,902      $   2,182,403
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                        $   53,556,347      $  51,373,944
-------------------------------------------------------------------------------
AT END OF PERIOD                              $   67,156,249      $  53,556,347
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA (EXPRESSED IN UNITED STATES DOLLARS)

                                               SIX
                                               MONTHS
                                               ENDED
                                               FEBRUARY              YEAR ENDED AUGUST 31,
                                               28, 1999      -------------------------------------
                                               (UNAUDITED)     1998          1997         1996(1)
--------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------
Expenses                                           1.42%(2)      1.44%         1.48%         1.52%(2)
Net investment income (loss)                      (0.65)%(2)     0.01%        (0.04)%        0.07%(2)
Portfolio Turnover                                   55%          157%          160%          115%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $ 67,156      $ 53,556      $ 51,374      $ 42,703
--------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 18, 1995, to August 31, 1996.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $225,056. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $74,938. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1999, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations and purchased option transactions, aggregated $32,444,721 and $30,848,503, respectively, for the six months ended February 28, 1999.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1999, are as follows:

AGGREGATE COST                            $ 53,056,687
------------------------------------------------------
Gross unrealized appreciation             $ 16,693,034
Gross unrealized depreciation               (2,220,305)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $ 14,472,729
------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At February 28, 1999, there were no outstanding obligations under these financial instruments.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.

Information Age Portfolio

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President, Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant